ROPES & GRAY LLP
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BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

Angela C. Jaimes
T +1 617 951 7591
angela.jaimes@ropesgray.com

March 2, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust

File Nos. 333-184477; 811-22761

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust (the “Trust”) hereby certifies that the form of prospectus for Stone Ridge High Yield Reinsurance Risk Premium Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 27, 2018 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (617) 951-7591.

Sincerely,

/s/ Angela C. Jaimes
Angela C. Jaimes